Note 20 Non Current Assets And Disposal Groups Classified As Held For Sale Breakdown By Items (Details) - EUR (€) € in Millions		Jun. 30, 2022	Dec. 31, 2021
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		€ (1,147)	€ (1,061)
Liabilities included in disposal groups classified as held for sale		0	0
Foreclosures and recoveries [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		(1,178)	(1,218)
Other assets from tangible assets [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	(1,125)	(563)
Companies held for sale [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		(44)	(41)
Liabilities included in disposal groups classified as held for sale		0	0
Other assets classified as held for sale [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		0	0
Accrued amortization [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[2]	(102)	(112)
Impairment losses [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	€ (1,098)	€ (650)

[1]	(*) The variation in 2022 corresponds mainly to the reclassification of offices previously in own use and now closed after the closing of the transaction with Merlin Properties (see Note 16). In 2021 it includes the adjustments due to the closure of the owned offices and the decommissioning of facilities after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Note 23).
[2]	(**) Accumulated depreciation until related asset was reclassified as “Non-current assets and disposal groups classified as held for sale".